Balances and Transactions with Related Parties (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Interest rate, related party	5.50%	5.50%	5.50%